Related party transactions (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Revenues
Time charter revenue Höegh Gallant		$ 37,301	$ 35,856	$ 107,695	$ 105,957
Operating expenses
Vessel operating expenses		(5,794)	(5,909)	(17,009)	(17,714)
Interest income from joint ventures		179	98	540	341
Interest expense and commitment fees to Höegh LNG		(6,655)	(7,739)	(20,437)	(23,227)
Total		19,882	5,407	61,511	33,808
Hoegh LNG and Subsidiaries [Member]
Operating expenses
Vessel operating expenses	[1]	(5,177)	(5,348)	(14,851)	(15,891)
Hours, travel expense and overhead and Board of Directors' fees	[2],[3]	(868)	(778)	(2,587)	(2,456)
Interest income from joint ventures	[4]	69	75	203	305
Interest expense and commitment fees to Höegh LNG	[5]	(690)	(1,232)	(2,331)	(3,438)
Total		5,783	5,010	16,028	13,959
Hoegh Gallant [Member]
Revenues
Time charter revenue Höegh Gallant	[6]	$ 12,449	$ 12,293	$ 35,594	$ 35,439

[1]	Vessel operating expenses: Subsidiaries of Höegh LNG provide ship management of vessels, including crews and the provision of all other services and supplies.
[2]	Board of Directors’ fees: Effective June 6, 2018 a total of 11,050 common units were awarded to non-employee directors under the Höegh LNG Partners LP Long Term Incentive Plan as compensation of $195 for part of the directors’ fees. As of September 30, 2018, a total of 11,050 units were issued and the value at the issuance date amounted to $200. Effective May 22, 2017 a total of 9,805 common units were awarded to non-employee directors as compensation of $189 for part of the directors’ fees. The awards were recorded as administrative expense and as an issuance of common units. Common units are recorded when issued.
[3]	Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support under administrative service agreements. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses.
[4]	Interest income from joint ventures: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income.
[5]	Interest expense and commitment fees to Höegh LNG and affiliates: Höegh LNG and its affiliates provided an $85 million revolving credit facility for general partnership purposes which incurred a commitment fee on the undrawn balance until January 29, 2018 and interest expense on the drawn balance. A seller’s credit note to finance part of the Höegh Gallant acquisition incurred interest expense until it was repaid in October 2017.
[6]	Time charter revenue Höegh Gallant: A subsidiary of Höegh LNG, EgyptCo, leases the Höegh Gallant.